SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 01, 2017	Jan. 01, 2017	Oct. 01, 2016	Sep. 30, 2016	Apr. 01, 2015
Accounting Policies [Abstract]
Prepaid advertising	$ 7	$ 8
Advertising expenses	462	564	$ 652
Capitalized interest	$ 32	24	14
Tax benefit recognition, measurement percentage	50.00%
Minimum period to classify uncertain tax position liabilities as long term liabilities	1 year
Threshold percentage for amortization of net actuarial gains and losses	10.00%
Business Acquisition [Line Items]
Goodwill	$ 15,593	$ 15,794	$ 18,553		$ 15,794
Salix
Business Acquisition [Line Items]
Total identifiable net assets				$ 10,660		$ 10,319	$ 10,409	$ 4,852
Aggregate purchase price, net	$ 1,389			13,404		14,087	14,066
Goodwill				$ 5,127		$ 5,128	$ 5,128	$ 8,280